JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the JPMorgan Small Cap Sustainable Leaders Fund (the “Fund”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Fund do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 647 (Amendment No. 648 under the Investment Company Act of 1940, as amended) filed electronically on June 25, 2021.
Please contact the undersigned at (212) 270-6803 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary